Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 97.8%
Bank (Money Center): 4.6%
7,800	JPMorgan Chase & Co.	$702,234

Bank (Regional): 7.2%
6,500	The PNC Financial Services Group, Inc.	622,180
15,500	Truist Financial Corp.	478,020
		1,100,200
Bank (Super Regional): 4.6%
24,200	Wells Fargo & Co.	694,540

Beverages: 3.0%
3,850	PepsiCo, Inc.	462,385

Biotechnology: 5.4%
10,905	Gilead Sciences, Inc.	815,258

Building Material and Supplies Dealers: 4.5%
3,700	The Home Depot, Inc.	690,827

Computer Peripherals: 1.5%
2,100	IBM	232,953

Computer Software and Services: 5.4%
5,250	Microsoft Corp.	827,978

Consumer Discretionary (Multi-media): 1.3%
14,000	ViacomCBS, Inc. - Class B	196,140

Drug: 9.3%
10,000	AbbVie, Inc.	761,899
8,400	Merck & Co., Inc.	646,296
		1,408,195
Drug Store: 4.8%
12,200	CVS Health Corp.	723,826

Electric Utility: 1.8%
3,450	Duke Energy Corp.	279,036

Food Processing (Retail): 9.1%
10,800	General Mills, Inc.	569,916
13,500	Kellogg Co.	809,865
		1,379,781
Household Products: 5.5%
4,900	Kimberly-Clark Corp.	626,563
4,200	Unilever Plc - ADR	212,394
		838,957
Insurance (Diversified): 2.9%
14,300	MetLife, Inc.	437,151

Manufacturing - Miscellaneous: 2.6%
5,175	Eaton Corp. Plc	402,046

Medical Supplies: 1.3%
1,500	Johnson & Johnson	196,695

Petroleum (Integrated): 3.4%
2,900	Chevron Corp.	210,134
8,200	Exxon Mobil Corp.	311,354
		521,488
Telecommunication Services: 9.2%
24,400	AT&T, Inc.	711,260
12,700	Verizon Communications, Inc.	682,371
		1,393,631
Telecommunications (Equipment): 7.5%
18,600	Cisco Systems, Inc.	731,166
6,000	QUALCOMM, Inc.	405,900
		1,137,066
Transportation Services: 2.9%
4,800	United Parcel Service, Inc. - Class B	448,416

TOTAL COMMON STOCKS (Cost $15,605,543)		$14,888,803

SHORT-TERM INVESTMENTS - 2.8%
427,248	First American Government Obligations Fund, Class X - 0.43% *	427,248

TOTAL SHORT-TERM INVESTMENTS (Cost $427,248)		$427,248

TOTAL INVESTMENTS (Cost $16,032,791): 100.6%		15,316,051
Liabilities in Excess of Other Assets: (0.6)%		(91,077)
TOTAL NET ASSETS: 100.0%		$15,224,974

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$14,888,803	$-	$-	$14,888,803
Total Equity	$14,888,803	$-	$-	$14,888,803
Short-Term Investments	$427,248	$-	$-	$427,248
Total Investments in Securities	$15,316,051	$-	$-	$15,316,051

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.